Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended		12 Months Ended					1 Months Ended										12 Months Ended		12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Nov. 07, 2012	Nov. 04, 2011	Apr. 18, 2011	May 28, 2010	Feb. 14, 2013 Euro Dollar Margin	Feb. 14, 2013 Euro Dollar Loans	Feb. 14, 2013 Base Rate Margin	Feb. 14, 2013 Base Rate Loans	Dec. 31, 2012 Term Loan B	Mar. 31, 2013 10.875% Senior Notes	Dec. 31, 2012 10.875% Senior Notes	Jun. 30, 2012 10.875% Senior Notes	Mar. 16, 2011 10.875% Senior Notes	May 28, 2010 10.875% Senior Notes	Dec. 31, 2012 Term Loan [Member] Y	May 28, 2010 Term Loan [Member]	Dec. 31, 2012 Revolving Credit Facility Y	May 28, 2010 Revolving Credit Facility	Dec. 31, 2012 Secured Credit Facility [Member]	Dec. 31, 2012 Secured Credit Facility [Member] Term Loan B	Dec. 31, 2012 Secured Credit Facility [Member] Capital Lease	Feb. 14, 2013 Eurodollar	Feb. 14, 2013 Base Rate
Debt Instrument [Line Items]
Credit Facility										$ 320,000												$ 290,000		$ 30,000	$ 313,439	$ 312,375	$ 1,064
Duration of long term loan																					6		5
Euro Dollar Margin	3.75%					3.75%
Base Rate Margin						2.75%
Euro Dollar minimum floor rate	1.75%					1.75%
Minimum floor on Base Rate	2.75%					2.75%
Reduced secured leverage covenant									4.75
Basis point reduction on term loan pricing									0.25%																			0.50%	0.50%
Additional reduction of basis point on term loan pricing									0.25%																			0.25%	0.25%
Loan discount costs under amended senior facilities		1,250
Increase in aggregate term loan							76,800	30,000
Loan discount costs under incremental facility								750
Aggregate principal amount							420,000	350,000
Principal amount of senior notes																	65,000		50,000	150,000
Interest rate on senior note																10.875%	10.875%	10.875%	10.875%
Premium on senior notes	4,225		4,625
Interest underlying the Trust Preferred Securities						11.60%
Face amount Subordinated Debentures underlying Trust Preferred Securities	105,443					105,443
Aggregate amount of Subordinated Debentures underlying Trust Preferred Securities						12,231
Deferral Period of distribution payments to holders of the Trust Preferred Securities	60 months					60 months
Long-term debt discount															1,448
Long-term debt unamortized premium																	7,942
Letter of credit commitments outstanding	$ 5,556					$ 5,556																	$ 24,444
LIBOR interest rate in Term B-2 Loans															5.00%
Amended maturity date of Senior Facilities				May 28, 2017
Debt Instrument Margin Percentage											3.00%	1.25%	2.00%	2.25%